Royalty, stream and working interests	12 Months Ended
Dec. 31, 2021
Royalty, stream and working interests
Royalty, stream and working interests

Note 8 – Royalty, stream and working interests

(a)	Royalties, streams and working interests

Royalty, stream and working interests, net of accumulated depletion and impairment charges and reversals, comprised the following:

			Impairment
		Accumulated	(charges)
As at December 31, 2021	Cost	depletion(1)	reversals	Carrying value
Mining royalties	$1,590.2	$(687.2)	$—	$903.0
Streams	4,511.9	(1,888.9)	—	2,623.0
Energy	1,972.6	(789.8)	75.5	1,258.3
Advanced	365.9	(49.6)	(7.5)	308.8
Exploration	67.1	(10.9)	—	56.2
	$8,507.7	$(3,426.4)	$68.0	$5,149.3
1.	Accumulated depletion includes previously recognized impairment charges.

			Impairments
		Accumulated	(charges)
As at December 31, 2020	Cost	depletion(1)	reversals	Carrying value
Mining royalties	$1,049.2	$(642.3)	$—	$406.9
Streams	4,346.6	(1,702.6)	9.6	2,653.6
Energy	1,944.7	(462.4)	(267.7)	1,214.6
Advanced	343.0	(49.0)	—	294.0
Exploration	76.1	(13.1)	—	63.0
	$7,759.6	$(2,869.4)	$(258.1)	$4,632.1

1.	Accumulated depletion includes previously recognized impairment charges.

Changes in royalty, stream and working interests for the periods ended December 31, 2021 and December 31, 2020 were as follows:

	Mining
	royalties	Streams	Energy	Advanced	Exploration	Total
Balance at January 1, 2020	$415.6	$2,804.0	$1,353.6	$170.9	$53.7	$4,797.8
Additions	18.8	—	170.2	118.6	8.2	315.8
Transfers	(1.2)	—	—	1.2	—	—
Impairment (charges) and reversals	—	9.6	(267.7)	—	—	(258.1)
Depletion	(31.5)	(160.0)	(44.9)	(2.1)	(0.2)	(238.7)
Impact of foreign exchange	5.2	—	3.4	5.4	1.3	15.3
Balance at December 31, 2020	$406.9	$2,653.6	$1,214.6	$294.0	$63.0	$4,632.1

Additions	$540.0	$165.6	$24.7	$22.7	$—	$753.0
Disposals	—	—	—	—	—	—
Transfers	6.3	—	—	—	(6.3)	—
Impairment charges	—	—	75.5	(7.5)	—	68.0
Depletion	(42.7)	(196.2)	(57.9)	(0.6)	—	(297.4)
Impact of foreign exchange	(7.5)	—	1.4	0.2	(0.5)	(6.4)
Balance at December 31, 2021	$903.0	$2,623.0	$1,258.3	$308.8	$56.2	$5,149.3

Of the total net book value as at December 31, 2021, $4,107.5 million (December 31, 2020 - $3,327.3 million) is depletable and $1,041.8 million (December 31, 2020 - $1,304.8 million) is non-depletable.

(b)	Impairments of Royalties, Streams and Working Interests

The Company recorded impairment (reversals) and charges for the years ended December 31, 2021 and 2020 as summarized in the following table:

	2021	2020
Royalty, stream and working interests, net
Weyburn	$(75.5)	$60.5
SCOOP/STACK	—	207.2
Mine Waste Solutions	—	(9.6)
Aği Daği	7.5	—
Other assets
Oil well equipment	$—	$4.0
	$(68.0)	$262.1

2021 indicators of impairments and reversals

Energy Interests

As at December 31, 2021, as a result of an increase in forecasted benchmark oil and gas prices relative to the lows of April 2020, the Company assessed whether there were indicators that impairment losses previously recorded in relation to its Energy interests may no longer exist or may have decreased.

With respect to the Company’s interests in the SCOOP/STACK, the Company determined that there were no indicators of impairment reversal as the drilling activity rates by operators of the Company’s interests were not significantly beyond those assumed at the time of the impairments we recorded as of March 31, 2020.

With respect to its Weyburn interests, the Company determined that there were indicators of impairment reversal and carried out an asset impairment reversal assessment. The recoverable amount, based on the FVLCD model, was estimated to be $218.0 million, which exceeded the CGU’s carrying value. As a result, a reversal of $75.5 million was recorded as of December 31, 2021.

Key assumptions and estimates used in determining the recoverable amount of the Weyburn interests are related to oil price and discount rates. The future cash flows expected from the Weyburn CGU were prepared by an independent reserve engineer and based on long-term West Texas Intermediate (“WTI”) price forecasts from a sample of independent reserve evaluators. The Company assumed the differential to Edmonton Light prices to be $4.89/barrel and the U.S. dollar to Canadian dollar foreign exchange rate to be $0.80. The future cash flows were discounted using an after-tax discount rate of 10.5%.

Forecasted WTI prices as at December 31, 2021 used to determine the future cash flows were as follows:

						Average
						annual
						increase
	2022	2023	2024	2025	2026	thereafter
WTI oil price (US$/barrel)	$72.83	$68.78	$66.76	$68.09	$69.45	2%

A sensitivity analysis showing the impact of a change, in isolation, in the forecasted WTI price and discount rate is shown below:

	Increase (decrease) to impairment reversal
	1% increase	1% decrease	10% decrease	10% increase
	in the	in the	in WTI oil	in WTI oil
	discount rate	discount rate	price	price
Weyburn	(16.9)	19.0	(54.9)	33.3
	$(16.9)	$19.0	$(54.9)	$33.3

Aği Daği

On April 20, 2021, Alamos Gold Inc. (“Alamos”) announced its filing of an investment treaty claim against the Republic of Turkey for failing to grant routine renewals of key licenses and permits for its Kirazlı gold mine. Though Franco-Nevada does not have a royalty on the Kirazlı mine, cessation of development activities at Kirazlı are expected to negatively impact the advancement of the Aği Daği project. As such, Franco-Nevada considered this event an indicator of impairment and wrote-off the entire carrying value of its Aği Daği royalty of $7.5 million as of June 30, 2021.

Sudbury (McCreedy West)

In early 2021, KGHM International Ltd. (“KGHM”), approved an extension of mining operations at the McCreedy West mine in the Sudbury basin of Ontario. The Company had recorded an impairment charge of $107.9 million in relation its McCreedy West stream interest as a result of a significant reduction in mining activities in 2013. The Company assessed that the extension of the life of mine in 2021 represented an indication that the previously recorded impairment loss may no longer exist or may have decreased. The Company carried out an asset impairment reversal analysis and estimated that the recoverable amount, based on the FVLCD, was $32.7 million as of March 31, 2021. However, no impairment reversal was recorded as the carrying value that would have been determined without the previously recorded impairment loss, net of depletion, was nil.

2020 indicators of impairments and reversals

Mine Waste Solution

As at December 31, 2020, the Company assessed that the increase in consensus gold price estimates represented an indication that the impairment loss previously recorded in relation to the Mine Waste Solution (“MWS”) interest may no longer exist or may have decreased and carried out an asset impairment reversal analysis. The recoverable amount, based on the FVLCD model, was estimated to be $114.8 million, which exceeded the CGU’s carrying value. As such, a full reversal of the 2014 impairment loss, net of depletion had an impairment loss not previously been recorded, of $9.6 million was recognized, increasing the carrying value of the interest to $77.2 million as of December 31, 2020.

Key assumptions and estimates used in determining the recoverable amount of the Company’s MWS stream are related to gold prices and timing of unlevered cash flows. The estimates of future cash-flows were derived from a life-of-mine model developed by the Company’s management using MWS’s historical performance to predict future performance. To estimate future revenues, the Company made assumptions of future gold prices based on longer-term consensus price estimates obtained from a sample of analysts. Forecasted gold prices as at December 31, 2020 used to determine future cash flows were as follows:

	2021	2022	2023	2024
Gold price (US$/ounce)	$1,910	$1,886	$1,831	$1,681

The future cash-flows were discounted using a discount rate of 5% which reflects specific market risk factors associated with MWS. A sensitivity analysis showing the impact of a change, in isolation, in the forecasted gold prices (+/- 10%) and discount rate (+/- 1%) was performed on the cash flow model for the MWS stream. Reviewing changes in the key assumptions did not have any impact on the result of the Company’s impairment reversal assessment

Energy Interests

As at March 31, 2020, as a result of reduced production and capital spend by the operators of the Company’s Energy interests due to lower market expectations for oil and gas prices, the Company noted the presence of impairment indicators and carried out an asset impairment analysis of its Energy interests. The Company recorded impairment charges at March 31, 2020 with respect to the following SCOOP/STACK and Weyburn CGUs based on the recoverable amount using a FVLCD model.

The following table summarizes the impairment losses recorded and estimated recoverable amount by CGU on a pre-tax basis at March 31, 2020:

	Impairment	Recoverable
	amount	amount
Royalty, stream and working interests, net
SCOOP/STACK	$207.2	$309.2
Weyburn	60.5	162.8
Other assets
Oil well equipment	$4.0	$4.7
	$271.7	$476.7

Key assumptions and estimates used in determining the recoverable amounts of the Company’s Energy interests are related to oil prices and discount rates. The future cash flows expected from each CGU were derived from a model developed by the Company using cash-flows prepared by an independent reserve engineer or a third-party advisor, and expected performance based on publicly-released technical information to predict expected future production. For the SCOOP/STACK CGUs, the Company made assumptions of future drilling activity to reflect the reduced capital spending by operators in the current environment.

The Company made assumptions of future West Texas Intermediate (“WTI”) prices to estimate future revenues based on long-term consensus price estimates obtained from a sample of independent reserve evaluators. For the Weyburn CGU, the differential to Edmonton Light prices assumption was $8.55/barrel, and the U.S. dollar to Canadian dollar foreign exchange rate assumption was $0.72. Forecasted WTI prices as at March 31, 2020 used to determine future cash flows were as follows:

						Average
						Annual
	Remainder of					Increase
	2020	2021	2022	2023	2024	Thereafter
WTI oil price (US$/barrel)	$30.00	$41.18	$49.88	$55.87	$57.98	2%

The future cash-flows were discounted using an after-tax discount rate which reflects specific market risk factors associated with individual characteristics of the CGU. For the SCOOP/STACK CGUs, the discount rate ranged between 5% for proved producing reserves to 12% for undeveloped contingent resources. For the Weyburn CGU, the discount rate assumed was 9.5%.

A sensitivity analysis showing the impact of a change, in isolation, in the WTI oil price and discount rate assumptions is shown below:

	Increase (Decrease) to Impairment Charges
	1% Increase	1% Decrease	10% Decrease	10% Increase
	in the	in the	in WTI Oil	in WTI Oil
	Discount Rate	Discount Rate	Price	Price
SCOOP/STACK	$34.1	$(39.9)	$37.8	$(37.3)
Weyburn, including oil well equipment	16.9	(19.1)	39.8	(39.0)
	$51.0	$(59.0)	$77.6	$(76.3)